Expense Example	Sep. 24, 2025 USD ($)
Warren Street Global Equity ETF | Warren Street Global Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Warren Street Global Bond ETF | Warren Street Global Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	$ 233